Subsequent Events (Details) ¥ in Millions, $ in Millions	Feb. 10, 2023 CNY (¥)	Jan. 05, 2023 USD ($)	May 05, 2023 USD ($)
Subsequent Events (Details) [Line Items]
Paid in advance (in Dollars) | $		$ 1
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Repaid government loan	¥ 4
Repay debts	6
Receiving government grant	¥ 6
Oversea land purchase (in Dollars) | $			$ 4